Vessels and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	$ (109,464)		$ (75,141)
Accumulated depreciation, disposals for the period	16
Depreciation	(48,844)	[1],[2]	(34,322)	[1],[2]	$ (23,768)	[3],[4]
Accumulated depreciation, ending balance	(158,292)		(109,464)		(75,141)
Net vessels, beginning balance	1,021,857		617,785
Additions	218,540		434,232
Drydock costs	1,625		4,277
Transfer from vessels under construction	0		0
Disposal	(251)		(114)
Depreciation	(48,844)	[1],[2]	(34,322)	[1],[2]	(23,768)	[3],[4]
Net vessels, ending balance	1,192,927		1,021,857		617,785
Vessel & Equipment [Member]
Property, Plant and Equipment [Line Items]
Vessel and equipment, beginning balance	1,131,321		692,926
Additions	218,540		434,232
Drydock costs	1,625		4,277
Transfer from vessels under construction	0		0
Disposal	(267)		(114)
Vessel and equipment, ending balance	$ 1,351,219		$ 1,131,321		$ 692,926

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations
[3]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations